Purchased, outsourced and other costs - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Lease Expenses [Abstract]
Rent reductions	€ 12,877	€ 24,931
Variable lease payments	(63,421)	(54,665)	€ (63,361)
Expenses relating to short-term leases	(5,697)	(2,260)	(4,029)
Expenses relating to low value leases	(104)	(761)	(858)
Total lease expenses	€ (56,345)	€ (32,755)	€ (68,248)